Accruals and Other Payables	12 Months Ended
Dec. 31, 2023
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

9. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Payroll payable	734,454	2,185,617	279,816
Interest payable	412,442	46,397	5,940
VAT	905,214	834,902	106,889
Others	190,505	138,789	17,768
Total	2,242,615	3,205,705	410,413